Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment of goodwill		$ 0	$ 2,750
Amortization expense		1,329	$ 6,535	$ 1,560
2017		591
2018		534
2019		214
2020		$ 80
Terra Contracting Services [Member]
Impairment of goodwill	$ 2,750